Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	$ (5,707)	$ (393)		$ (2,748)
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests					[1]
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	(383)	(691)		(1,112)
Jeff Brands [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	(1,989)	(396)		(795)
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	(3,085)		[2]
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests		$ 7		$ 51
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	$ (250)

[1]	On March 22, 2021, the Company’s holdings in Odysight.ai were diluted, therefore it was deconsolidated as of this date. For additional information see note 4C.
[2]	For the period from February 28, 2022, until December 31, 2022. For additional information see note 4F.